Basis of preparation and accounting policies - Exchange movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange movement arising recognised in other comprehensive income
Exchange movements arising during the year	$ 233	$ 152	$ (39)
Operating segments | Asia
Exchange movement arising recognised in other comprehensive income
Exchange movements arising during the year	235	194	(206)
Unallocated to a segment (Other operations)
Exchange movement arising recognised in other comprehensive income
Exchange movements arising during the year	$ (2)	$ (42)	$ 167